Income taxes (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
IncomeTaxes [Line Items]
Current tax assets, non-current		$ 2,305,129	$ 1,270,941
Taxes under claim [Member]
IncomeTaxes [Line Items]
Current tax assets, non-current	[1]	0	1,173,281
Others [Member]
IncomeTaxes [Line Items]
Current tax assets, non-current	[2]	$ 2,305,129	$ 97,660

[1]	This item includes claims for refund of first category taxes (Provisional payment of absorbed profit) that was presented in April 2010 from the commercial year 2009.
[2]	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.